LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of operating lease related assets and liabilities

	December 31,
	2023	2024
	US$’000	US$’000
Right-of-use asset	259	259
Accumulated depreciation	(186)	(222)
Right-of-use asset, net	73	37

	December 31,
	2023	2024
	US$’000	US$’000
Operating lease liabilities
Current portion	36	37
Non-current portion	38	–
Total operating lease liabilities	74	37

Schedule of maturity of operating lease liabilities

2024
Future payment	US$’000
2025	38
Total	38
Imputed interest	(1)
Present value of lease liabilities	37

Schedule of finance lease related assets and liabilities

	December 31,
	2023	2024
	US$’000	US$’000
Motor vehicle	239	239
Accumulated depreciation	(24)	(48)
Motor vehicle, net	215	191

	December 31,
	2023	2024
	US$’000	US$’000
Finance lease liabilities
Current portion	29	29
Non-current portion	101	72
Total finance lease liabilities	130	101

Schedule of maturity of finance lease liabilities

2024
US$’000
2025	33
2026	33
2027	33
2028	16
Total	115
Imputed interest	(14)
Present value of lease liabilities	101